Leases (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 18, 2021 ILS (₪)	May 18, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2022 ILS (₪)	Feb. 28, 2022 USD ($)	Dec. 31, 2020 USD ($)	Nov. 01, 2019
Presentation of leases for lessee [abstract]
Monthly leases for office and parking spaces	₪ 178	$ 51
Terms of management fees	4 years	4 years
Non-current lease liabilities			$ 3,109	$ 246	₪ 12,687	$ 3,625
Right-of-use assets			3,400	407	₪ 12,687	$ 3,625	$ 168
Incremental interest rate used for estimating the liability								8.77%
Cash outflow for leases			$ 870	$ 346